Share-Based Compensation - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding as of January 1, 2019	571,474
Granted	0
Exercised	(152,410)	(201,630)	(203,174)
Forfeited	(32,359)
Outstanding as of December 31, 2019	386,705	571,474
Exercisable as of December 31, 2019	272,521
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	¥ 343.14
Exercised	208.36
Forfeited	312.85
Outstanding as of December 31, 2019	398.80	¥ 343.14
Exercisable as of December 31, 2019	¥ 390.15
Weighted-Average Remaining Contractual Term
Outstanding balance	6 years 3 months 18 days	7 years
Exercisable as of December 31, 2019	7 years 2 months 12 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2019	¥ 34,344
Outstanding as of December 31, 2019	¥ 6,455	¥ 34,344